1933 Act File No. 2-98237
                                                      1940 Act File No. 811-4314

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                          ------

      Pre-Effective Amendment No.         .......................

      Post-Effective Amendment No.___32___.......................            X
                                     --                                   ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No. __26__.............................................   X
                    ------                                             ------

                          INTERMEDIATE MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b)
 X  on July 31, 1999   _ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
__  on _________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              Copies to:
Matthew J. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



PROSPECTUS
Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust



A mutual fund seeking to provide current income exempt from federal regular income tax by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

JULY 31, 1999

CONTENTS

Risk/Return Summary  1



What are the Fund's Fees and Expenses?  3



What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7

What Do Shares Cost?  8

How is the Fund Sold?  8

How to Purchase Shares  9

How to Redeem Shares  10

Account and Share Information  11

Who Manages the Fund?  12

Financial Information  13

Report of Independent Public Accountants  29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of tax exempt securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be investment grade or of comparable quality.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* a change in prevailing interest rates;

* defaults or an increase in the risk of defaults on portfolio securities;

* issuer calls of portfolio securities.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Shares as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "-4.00%" and increasing in increments of 4% up to 12%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 8.95%, 6.46%, 10.81%, 7.14%,
9.72%, -3.79%, 11.56%, 3.98%, 6.80%, and 5.24%.

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return from January 1, 1999 to June 30, 1999 was (1.42%).

Within the period shown in the Chart, the Fund's highest quarterly return was 5.06% (quarter ended June 30, 1989). Its lowest quarterly return was (3.85%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998.



The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 7 Year General Obligation Municipal Bond Index ("LB7YRGOMBI") and the Lipper Intermediate Municipal Debt Funds Average ("LIMDFA"), a broad-based market index. The LB7YRGOMBI is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, been issued a part of a deal of at least $50 million, have a maturity value at least $3 million and a maturity range of four to six years. The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category. Total returns for the indexes shown do not reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.




CALENDAR PERIOD   FUND    LB7YRGOMBI   LIMDFA
1 Year            5.24%   6.36%        5.42%
5 Years           4.65%   5.83%        5.25%
10 Years          6.61%   7.58%        6.95%




Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.




SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                                                                           None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.17%
Total Annual Fund
Operating Expenses                                                                   0.82%
1 Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 1999.
 Total Waivers of Fund
Expense                                                                              0.25%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.57%
2 The management fee for the Fund has been voluntarily waived. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after the voluntary reduction) was 0.34% for the year ended May 31, 1999.
3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund
(after the voluntary waiver) was 0.06% for the year ended May 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $84      $262      $455     $1,014


What are the Fund's Investment Strategies?



The Fund invests at least 80% of its net assets in a portfolio of tax exempt securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years. Interest from the Fund's investments may be subject to AMT. The Fund's portfolio securities will be investment grade or of comparable quality. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide enhanced levels of income.



The Adviser manages interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor; and

* political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.



To select securities, the Adviser focuses on several factors. First, it considers sources available to the issuer for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. Second, the Adviser considers the structure of the security; it seeks securities with favorable structural attributes such as protection against issuer calls. The Adviser attempts to provide enhanced levels of income, subject to these considerations and the Fund's maturity, quality and duration constraints, by purchasing securities offering the highest expected returns. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax, which may offer higher returns.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest dividends or distributions at a specific rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to AMT.



MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

INVERSE FLOATERS



An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.



ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.



TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities brought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. The Fund may invest up to 100% of its assets in securities rated BBB or unrated, comparable securities. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions and to accounts for which financial institutions act in a fiduciary, advisory, agency, custodial, or similar capacity or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:



J. SCOTT ALBRECHT



J. Scott Albrecht has been the Fund's portfolio manager since July 1995. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.



MARY JO OCHSON



Mary Jo Ochson has been the Fund's portfolio manager since July 1997.
Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

(R)

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

(/R)

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED MAY 31                          1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD        $10.69       $10.50       $10.41       $10.55       $10.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.51         0.53         0.53         0.53         0.54
Net realized and unrealized gain (loss)
on investments                                (0.13)       0.19         0.09        (0.14)        0.03
TOTAL FROM INVESTMENT OPERATIONS               0.38        0.72         0.62         0.39         0.57
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.51)       (0.53)       (0.53)       (0.53)       (0.54)
NET ASSET VALUE, END OF PERIOD               $10.56       $10.69       $10.50       $10.41       $10.55
TOTAL RETURN 1                                 3.59%        6.98%        6.11%        3.78%        5.67%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.82%        0.82%        0.83%        0.81%        0.59%
Net investment income 2                        4.51%        4.72%        4.83%        4.81%        5.23%
Expenses (after waivers)                       0.57%        0.57%        0.57%        0.57%        0.59%
Net investment income (after waivers)          4.76%        4.97%        5.09%        5.05%        5.23%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $243,368     $224,582     $232,506     $218,398     $229,285
Portfolio turnover                               34%          35%          33%          19%          11%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period certain fees were voluntarily waived and reimbursed. If such waivers and reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 1999




PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  100.1% 2
                  ALABAMA-3.7%
  $ 1,500,000     Alabama Water PCA, PCR
                  Bonds, 6.35% (AMBAC INS),
                  8/15/2001                         AAA       $   1,582,365
    3,000,000     Birmingham, AL, Refunding
                  UT GO Bonds (Series 1999A),
                  5.00%, 4/1/2019                    AA           2,935,170
    4,665,000     Hoover, AL IDB, Industrial
                  Development Revenue
                  Refunding Bonds (Series
                  1998), 4.95% (Cricket
                  Development
                  Co.)/(Protective Life
                  Corp. GTD), 12/1/2011              NR           4,510,402
                  TOTAL                                           9,027,937
                  ALASKA-3.4%
    1,620,000     Alaska Energy Authority,
                  Power Revenue Refunding
                  Bonds (Fifth Series),
                  5.00% (Bradley Lake
                  Hydroelectric
                  Project)/(FSA
                  INS)/(Original Issue
                  Yield: 5.22%), 7/1/2021           AAA           1,556,075
    4,000,000     Alaska State Housing
                  Finance Corp., General
                  Mortgage Revenue Bonds
                  (Series A), 5.65% (MBIA
                  INS), 12/1/2012                   AAA           4,167,560
    2,500,000     Alaska State Housing
                  Finance Corp., Mortgage
                  Revenue Bonds
                  (Series 1997 A-1), 5.50%
                  (Original Issue Yield:
                  5.531%), 12/1/2017                AAA           2,576,450
                  TOTAL                                           8,300,085
                  ARIZONA-2.1%
    3,720,000     Phoenix, AZ, LT GO
                  Refunding Bonds (Series
                  1999B), 4.75% (Original
                  Issue Yield: 4.82%),
                  7/1/2017                          AA+           3,569,303
    1,730,000     Phoenix, AZ, LT GO
                  Refunding Bonds (Series
                  1999B), 4.75% (Original
                  Issue Yield: 4.87%),
                  7/1/2018                          AA+           1,649,486
                  TOTAL                                           5,218,789
                  CALIFORNIA-5.0%
    1,500,000     California Health
                  Facilities Financing
                  Authority, Revenue Bonds
                  (Series 1999A), 5.00%
                  (Sutter Health)/(Original
                  Issue Yield: 5.08%),
                  8/15/2018                         AAA           1,459,260
    2,300,000     California PCFA, (Series
                  1996 E) Daily VRDNs
                  (Pacific Gas &
                  Electric Co.)/(Morgan
                  Guaranty Trust Co., New
                  York LOC)                         AA+           2,300,000
    5,000,000     California State,
                  Refunding GO Bonds, 4.50%
                  (Original Issue
                  Yield: 4.64%), 10/1/2018           A+           4,607,500
    1,875,000     Los Angeles, CA Department
                  of Water & Power, Electric
                  Plant Revenue Bonds, 2nd
                  Issue, 9.00%, 6/1/2001             A+           2,064,037
    1,770,000     Sierra View Local Health
                  Care District, CA,
                  Refunding Revenue Bonds
                  (Series 1998), 5.00%
                  (American Capital Access
                  INS)/(Original Issue
                  Yield: 5.10%), 7/1/2011             A           1,737,662
                  TOTAL                                          12,168,459
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  continued 2
                  COLORADO-0.9%
 $  1,000,000     Colorado HFA, SFM Revenue
                  Bonds (Series 1997C-3),
                  6.75%, 5/1/2017                   Aa2      $    1,110,780
    1,000,000     Highlands Ranch
                  Metropolitan District No.
                  3, CO, UT GO Refunding
                  Bonds, Series B, 5.125%
                  (American Capital Access
                  INS)/(Original Issue
                  Yield: 5.235%), 12/1/2012           A             988,480
                  TOTAL                                           2,099,260
                  FLORIDA-2.6%
    2,000,000     Florida State Board of
                  Education Administration,
                  UT GO Capital Outlay Bonds
                  (Series C), 6.25% (Florida
                  State), 6/1/2001                  AA+           2,098,300
    3,000,000     Florida State Board of
                  Education Administration,
                  UT GO Capital Outlay Bonds,
                  6.00% (Florida State),
                  6/1/2001                          AA+           3,133,650
      970,000     Lee County, FL HFA, SFM
                  Revenue Bonds (Series
                  1998A-2), 6.30% (GNMA
                  Collateralized Home
                  Mortgage Program COL),
                  3/1/2029                          Aaa           1,072,122
                  TOTAL                                           6,304,072
                  GEORGIA-1.3%
    2,000,000     Georgia Municipal Electric
                  Authority, Revenue Bonds
                  (Series U), 6.50%,
                  1/1/2000                            A           2,037,540
    1,000,000     Georgia Municipal Electric
                  Authority, Revenue Bonds
                  (Series U), 6.60%,
                  1/1/2001                            A           1,043,830
                  TOTAL                                           3,081,370
                  HAWAII-2.5%
    5,000,000     Hawaii State Highway
                  Authority, Revenue Bonds,
                  5.25% (FGIC INS), 7/1/2014        AAA           5,069,050
    1,000,000     Hawaii State, UT GO Bonds
                  (Series BU), 5.85%
                  (Original Issue
                  Yield: 5.95%), 11/1/2001           A+           1,045,570
                  TOTAL                                           6,114,620
                  IDAHO-0.8%
    1,100,000     Idaho Housing Agency, SFM
                  Revenue Bonds, Series D-2
                  Mezzanine Bonds, 5.50%,
                  7/1/2018                          Aa2           1,109,603
      775,000     Idaho Housing Agency, SFM
                  Revenue Bonds, Series D-2
                  Subordinate Bonds, 5.25%,
                  7/1/2011                           A1             785,021
                  TOTAL                                           1,894,624
                  ILLINOIS-4.1%
    3,000,000     Cook County, IL, Refunding
                  UT GO Bonds (Series A),
                  5.00%
                  (FGIC INS)/(Original Issue
                  Yield: 5.16%), 11/15/2022         AAA           2,877,930
    1,260,000     Illinois Health Facilities
                  Authority, Revenue
                  Refunding Bonds (Series
                  A), 5.70% (Advocate Health
                  Care Network)/(Original
                  Issue Yield: 5.75%),
                  8/15/2011                          AA           1,375,618
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  continued 2
                  ILLINOIS-CONTINUED
 $  2,540,000     Illinois Health Facilities
                  Authority, Revenue
                  Refunding Bonds (Series
                  B), 5.70% (Advocate Health
                  Care Network)/(Original
                  Issue Yield: 5.75%),
                  8/15/2011                          AA      $    2,656,865
    3,000,000     Illinois Municipal
                  Electric Agency, Power
                  Supply System Revenue
                  Bonds (Series A), 6.20%
                  (AMBAC INS), 2/1/2001             AAA           3,122,610
                  TOTAL                                          10,033,023
                  INDIANA-2.6%
    1,400,000     Indiana Health Facility
                  Financing Authority,
                  Hospital Revenue Refunding
                  Bonds, 5.25% (Floyd
                  Memorial Hospital,
                  IN)/(Original
                  Issue Yield: 5.45%),
                  2/15/2018                           A           1,361,682
    4,800,000     Indiana Health Facility
                  Financing Authority,
                  Hospital Revenue
                  Bonds (Series 1996A),
                  5.50% (Clarian Health
                  Partners, Inc.)/(Original
                  Issue Yield: 5.65%),
                  2/15/2010                          AA           5,025,792
                  TOTAL                                           6,387,474
                  IOWA-0.8%
    2,000,000     Iowa Finance Authority,
                  Hospital Facilities
                  Revenue Bonds
                  (Series 1998A), 5.125%
                  (Iowa Health System)/(MBIA
                  INS)/(Original Issue
                  Yield: 5.15%), 7/1/2013           AAA           1,997,920
                  KANSAS-1.2%
    1,810,000     Sedgwick & Shawnee
                  Counties, KS, SFM Revenue
                  Bonds (Series 1997A-2),
                  5.50% (GNMA Collateralized
                  Home Mortgage Program
                  COL), 6/1/2029                    Aaa           2,025,535
      915,000     Sedgwick County, KS, SFM
                  Revenue Bonds (Series
                  1997A-2), 6.50% (GNMA
                  Collateralized Home
                  Mortgage Program COL),
                  12/1/2016                         Aaa             990,414
                  TOTAL                                           3,015,949
                  LOUISIANA-0.9%
    2,100,000     Louisiana HFA, SFM Revenue
                  Bonds (Series 1998A),
                  5.65% (GNMA Collateralized
                  Home Mortgage Program
                  COL), 12/1/2029                   Aaa           2,124,885
                  MAINE-1.3%
    3,000,000     Maine Municipal Bond Bank,
                  Revenue Bonds (Series
                  1997D), 5.35% (AMBAC INS),
                  11/1/2017                         AAA           3,053,370
                  MASSACHUSETTS-2.4%
    5,000,000     Commonwealth of
                  Massachusetts, LT GO Bonds
                  (Series 1998B), 4.75%
                  (MBIA INS)/(Original Issue
                  Yield: 5.28%), 4/1/2018           AAA           4,745,850
    1,210,000     Massachusetts Development
                  Finance Agency, Resource
                  Recovery Revenue Bonds
                  (Series 1998B), 5.35%
                  (Ogden Haverhill),
                  12/1/2015                         BBB           1,180,355
                  TOTAL                                           5,926,205
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  continued 2
                  MICHIGAN-8.4%
 $  1,785,000     Kent County, MI, Airport
                  Revenue Bonds (Series
                  1998), 4.90% (Kent County
                  International
                  Airport)/(MBIA
                  INS)/(Original Issue
                  Yield: 4.93%), 1/1/2014           AAA      $    1,736,144
    2,000,000     Michigan State Building
                  Authority, Revenue Bonds
                  (Series II), 6.25% (AMBAC
                  INS)/(Original Issue
                  Yield: 6.35%), 10/1/2000          AAA           2,074,840
    4,000,000     Michigan State Hospital
                  Finance Authority, Revenue
                  & Refunding Bonds (Series
                  1998A), 5.10% (McLaren
                  Health Care
                  Corp.)/(Original Issue
                  Yield: 5.15%), 6/1/2013            A1           3,928,920
    3,705,000     Michigan State Housing
                  Development Authority,
                  (Series B) Rental Housing
                  Revenue Bonds, 5.65%,
                  10/1/2007                         AAA           3,967,610
    3,605,000     Michigan State Housing
                  Development Authority,
                  (Series B) Rental Housing
                  Revenue Bonds, 5.65%,
                  (MBIA INS), 4/1/2007              AAA           3,856,485
    2,000,000     Petoskey, MI Hospital
                  Finance Authority, Limited
                  Obligation Revenue &
                  Refunding Bonds, 5.00%
                  (Northern Michigan
                  Hospital Obligated
                  Group)/(MBIA
                  INS)/(Original Issue
                  Yield: 5.22%), 11/15/2018         AAA           1,919,440
    1,000,000     Royal Oak, MI Hospital
                  Finance Authority, Revenue
                  Refunding Bonds, 7.40%
                  (William Beaumont
                  Hospital, MI), 1/1/2000           AAA           1,041,020
    2,000,000     Wayne County, MI, Airport
                  Revenue Bonds (Series
                  1998A), 5.00% (Detroit
                  Metropolitan Wayne County
                  Airport)/(MBIA
                  INS)/(Original Issue
                  Yield: 5.29%), 12/1/2019          AAA           1,907,480
                  TOTAL                                          20,431,939
                  MISSOURI-5.5%
    5,000,000     Missouri State HEFA,
                  Health Facilities Revenue Bonds (Series A), 6.00% (BJC Health
                  System, MO)/(Original Issue Yield:
                  6.05%), 5/15/2005                  AA           5,458,000
    5,000,000     Missouri State HEFA,
                  Health Facilities Revenue Bonds (Series A), 6.10% (BJC Health
                  System, MO)/(Original Issue Yield:
                  6.15%), 5/15/2006                  AA           5,534,450
    1,000,000     Missouri State HEFA,
                  Health Facilities Revenue
                  Bonds, Series 1998, 5.10%
                  (Lake of the Ozarks General
                  Hospital, Inc.)/(Original
                  Issue Yield: 5.28%),
                  2/15/2018                          AA             967,950
    1,465,000     Missouri State Housing
                  Development Commission,
                  SFM Loan Revenue Bonds
                  (Series 1998B), 5.20%,
                  9/1/2012                          AAA           1,476,031
                  TOTAL                                          13,436,431
                  NEVADA-1.2%
    1,000,000     Clark County, NV School
                  District, LT GO Bonds
                  (Series A), 9.75% (MBIA
                  INS), 6/1/2000                    AAA           1,062,520
    2,000,000     Reno, NV, Hospital Revenue
                  Bonds (Series 1998A),
                  5.00% (St. Mary's Regional
                  Medical Center)/(MBIA
                  INS)/(Original Issue
                  Yield: 5.24%), 5/15/2018          AAA           1,920,640
                  TOTAL                                           2,983,160
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  continued 2
                  NEW HAMPSHIRE-2.6%
 $  2,805,000     New Hampshire Higher
                  Educational & Health
                  Facilities Authority,
                  Revenue Bonds (Series
                  1998), 5.125% (Franklin
                  Pierce College)/ (American
                  Capital Access
                  INS)/(Original Issue
                  Yield: 5.25%), 10/1/2013            A      $    2,776,726
    1,000,000     New Hampshire Higher
                  Educational & Health
                  Facilities Authority,
                  Revenue Bonds (Series
                  1998), 5.25% (Franklin
                  Pierce College)/ (American
                  Capital Access
                  INS)/(Original Issue
                  Yield: 5.42%), 10/1/2018            A             973,280
    2,555,000     New Hampshire State, UT GO
                  Bonds (Series A), 6.40%,
                  6/15/2001                         AA+           2,686,506
                  TOTAL                                           6,436,512
                  NEW JERSEY-1.3%
    3,000,000     Essex County, NJ, General Improvement UT GO Bonds, 5.00%
                  (AMBAC INS),
                  8/1/2009                          AAA           3,100,140
                  NEW YORK-10.5%
    5,000,000     Municipal Assistance Corp
                  of New York, Revenue Bonds
                  (Series 1999O), 5.25%,
                  7/1/2007                           AA           5,274,300
    4,000,000     New York City, NY,
                  Subseries A-10 Daily VRDNs
                  (Morgan Guaranty Trust
                  Co., New York LOC)                AAA           4,000,000
    2,000,000     New York City, NY, UT GO
                  Bonds (Series 1999H),
                  5.25%, 3/15/2013                   A-           2,027,080
    3,000,000     New York City, NY, UT GO
                  Bonds (Series C), 5.00%
                  (Original Issue Yield:
                  5.26%), 8/15/2022                  A-           2,874,570
    2,500,000     New York State Environmental Facilities Corp., State Water
                  Pollution Control Bonds (Series 1994E), 6.15% (Original Issue
                  Yield:
                  6.25%), 6/15/2004                 AA-           2,726,125
    4,000,000     New York State Thruway
                  Authority, Highway &
                  Bridge Fund Revenue Bonds
                  (Series B), 5.625% (FGIC
                  INS)/ (Original Issue
                  Yield: 5.75%), 4/1/2005           AAA           4,291,240
    2,160,000     St. Lawrence County, NY
                  IDA, Civic Facility
                  Revenue Bonds
                  (Series 1990) Weekly VRDNs
                  (Clarkson
                  University)/(Sumitomo
                  Bank Ltd., Osaka LOC)              NR           2,160,000
    1,250,000     Suffolk County, NY IDA,
                  IDRB (Series 1998), 5.30%
                  (Nissequogue Cogen
                  Partners
                  Facility)/(Original Issue
                  Yield: 5.325%), 1/1/2013           NR           1,249,337
    1,000,000     Triborough Bridge & Tunnel
                  Authority, NY, Revenue
                  Bonds (Series S), 6.625%
                  (Original Issue Yield:
                  6.70%), 1/1/2001                   A+           1,044,530
                  TOTAL                                          25,647,182
                  NORTH CAROLINA-5.0%
    2,080,000     Charlotte-Mecklenburg
                  Hospital Authority, NC,
                  Refunding Revenue Bonds,
                  5.90% (Original Issue
                  Yield: 5.95%), 1/1/2002            AA           2,178,322
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  continued 2
                  NORTH CAROLINA-CONTINUED
 $  1,275,000     Charlotte-Mecklenburg
                  Hospital Authority, NC,
                  Refunding Revenue Bonds,
                  5.90% (Original Issue
                  Yield: 5.95%), 1/1/2002            AA      $    1,338,355
    2,000,000     North Carolina Municipal
                  Power Agency No. 1, Catawba
                  Electric Revenue Refunding
                  Bonds, 6.00% (Original
                  Issue Yield: 6.05%),
                  1/1/2004                           A-           2,129,500
    2,000,000     North Carolina Municipal
                  Power Agency No. 1, Catawba
                  Electric Revenue Refunding
                  Bonds, 7.25%, 1/1/2007             A-           2,311,320
    4,100,000     Wake County, NC Industrial
                  Facilities & PCFA, (Series
                  1990B)
                  Daily VRDNs (Carolina
                  Power & Light Co.)/(Bank of
                  New York,
                  New York LOC)                     AA-           4,100,000
                  TOTAL                                          12,057,497
                  NORTH DAKOTA-0.5%
    1,100,000     Grand Forks, ND, Health
                  Care System Revenue Bonds
                  (Series 1997), 5.40%
                  (Altru Health System
                  Obligated Group)/(MBIA
                  INS)/(Original Issue
                  Yield: 5.50%), 8/15/2011          AAA           1,134,859
                  OHIO-2.0%
    3,195,000     Lucas County, OH, Hospital
                  Revenue Refunding Bonds
                  (Series 1996), 5.50%
                  (ProMedica Healthcare
                  Obligated Group)/(MBIA
                  INS)/(Original Issue
                  Yield: 5.75%), 11/15/2008         AAA           3,412,292
    1,400,000     Montgomery County, OH,
                  Health Facilities Authority, Revenue Bonds (Series A), 6.20%
                  (Sisters of Charity Health Care System)/(MBIA INS)/ (Original
                  Issue Yield:
                  6.30%), 5/15/2001                 AAA           1,464,064
                  TOTAL                                           4,876,356
                  PENNSYLVANIA-8.4%
    1,860,000   3 Allegheny County, PA, UT GO
                  Bonds (Series C-49),
                  5.00%, 4/1/2004                   AAA           1,896,865
    1,500,000   3 Allegheny County, PA, UT GO
                  Bonds (Series C-49),
                  5.00%, 4/1/2009                   AAA           1,512,525
    1,200,000  1  Erie County, PA Hospital
                  Authority Weekly VRDNs
                  (St. Vincent Health
                  System)/(Mellon Bank N.A.,
                  Pittsburgh LOC)                     A           1,200,000
    1,000,000     New Wilmington, PA
                  Municipal Authority,
                  College Revenue Bonds,
                  5.30% (Westminister
                  College)/(Original Issue
                  Yield: 5.40%), 3/1/2018          Baa1             974,980
    4,000,000     Pennsylvania
                  Intergovernmental Coop
                  Authority, Special Tax
                  Revenue Refunding Bonds
                  (Series 1999), 5.00%,
                  6/15/2007                         AAA           4,140,520
    5,000,000     Philadelphia, PA Hospitals
                  & Higher Education
                  Facilities Authority,
                  Health System Revenue
                  Bonds (Series 1997A),
                  5.00% (Jefferson Health
                  System)/(Original Issue
                  Yield: 5.40%), 5/15/2012          AA-           4,959,900
    2,000,000     Philadelphia Authority for
                  Industrial Development,
                  Airport Revenue Bonds,
                  (Series 1998A), 5.00%
                  (Philadelphia Airport
                  System)/(FGIC
                  INS)/(Original Issue
                  Yield: 5.25%), 7/1/2015           AAA           1,951,340
    2,135,000     Pittsburgh, PA Auditorium
                  Authority, Regional Asset
                  District Sales Tax Revenue
                  Bonds (Series 1999), 5.00%
                  (AMBAC INS), 2/1/2011             AAA           2,155,795
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  continued 2
                  PENNSYLVANIA-CONTINUED
  $ 1,500,000     Pittsburgh, PA Auditorium
                  Authority, Regional Asset
                  District Sales Tax Revenue
                  Bonds (Series 1999), 5.25%
                  (AMBAC INS), 2/1/2012             AAA      $    1,538,805
                  TOTAL                                          20,330,730
                  TEXAS-9.7%
    4,000,000     Garland, TX, LT GO Bonds,
                  5.80% (Original Issue
                  Yield: 5.90%), 8/15/2001           AA           4,172,840
    2,850,000     Harrison County, TX Health
                  Facilities Development
                  Corp., Hospital Revenue
                  Bonds (Series 1998), 5.50%
                  (Marshall Regional Medical
                  Center)/(American Capital
                  Access INS)/(Original
                  Issue Yield: 5.52%),
                  1/1/2018                            A           2,855,501
    4,500,000     Houston, TX Independent
                  School District, LT GO
                  Bonds, 8.375%, 8/15/2000          AAA           4,765,815
    1,475,000     San Antonio, TX, UT GO
                  General Improvement Bonds,
                  8.625%, 8/1/2000                  AA+           1,562,615
    3,760,000     Texas State Department of
                  Housing & Community
                  Affairs, SFM Revenue Bonds
                  (Series B), 5.45% (MBIA
                  INS), 3/1/2019                    AAA           3,860,166
    6,000,000     Texas Water Development
                  Board, State Revolving
                  Fund Sr. Lien Revenue
                  Bonds, 5.80% (Original
                  Issue Yield: 5.90%),
                  7/15/2002                         AAA           6,333,480
                  TOTAL                                          23,550,417
                  WASHINGTON-9.4%
    1,020,000     Seattle, WA, LT GO
                  Refunding Bonds, 6.00%
                  (Original Issue
                  Yield: 6.10%), 3/1/2002           AA+           1,075,294
    1,500,000     Tacoma, WA Sewer
                  Authority, Revenue
                  Refunding Bonds (Series
                  B), 5.70% (FGIC
                  INS)/(Original Issue
                  Yield: 5.85%), 12/1/2005          AAA           1,618,860
    4,500,000     Washington Health Care
                  Facilities Authority,
                  Revenue Bonds
                  (Series 1996), 5.375%
                  (Kadlec Medical Center,
                  Richland)/
                  (AMBAC INS)/(Original
                  Issue Yield: 5.63%),
                  12/1/2010                         AAA           4,655,700
    2,335,000     Washington Health Care
                  Facilities Authority,
                  Revenue Bonds, 5.25%
                  (Highline Community
                  Hospital)/(Asset Guaranty
                  INS)/(Original Issue
                  Yield: 5.30%), 8/15/2017           AA           2,298,504
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1   VALUE
                  LONG-TERM MUNICIPALS-
                  continued 2
                  WASHINGTON-CONTINUED
 $  3,000,000     Washington State Public
                  Power Supply System,
                  (Nuclear Project No. 3)
                  Refunding & Revenue Bonds
                  (Series B), 5.70%
                  (Original Issue
                  Yield: 5.793%), 7/1/2010          AA-      $    3,129,270
    5,250,000     Washington State, UT GO
                  Bonds (Series 1997E),
                  5.00% (Original Issue
                  Yield: 5.375%), 7/1/2022          AA+           5,038,005
    5,000,000     Washington State, Various
                  Purpose UT GO Bonds (Series
                  1999B), 5.00%, 1/1/2013           AA+           5,009,200
                  TOTAL                                          22,824,833
                  TOTAL INVESTMENTS
                  (IDENTIFIED COST
                  $238,963,985) 4                             $ 243,558,098


1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At May 31, 1999, 7.8% of the total investments at market value were subject to alternative minimum tax.

3 This security was purchased on a when-issued basis.

4 The cost of investments for federal tax purposes amounts to $238,963,985. The net unrealized appreciation of investments on a federal tax basis amounts to $4,594,113 which is comprised of $6,519,817 appreciation and $1,925,704 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($243,367,922) at May 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority IDA -Industrial Development Authority IDB -Industrial Development Bond IDRB -Industrial Development Revenue Bonds INS -Insured LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue PCFA -Pollution Control Finance Authority SFM -Single Family Mortgage UT -Unlimited Tax VRDNs -Variable Rate Demand Notes



See Notes which are an
integral part of the
Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999




ASSETS:
Total investments in
securities, at value
(identified and tax cost
$238,963,985)                                  $ 243,558,098
Cash                                                  76,042
Income receivable                                  3,820,301
Receivable for shares sold                           146,405
TOTAL ASSETS                                     247,600,846
LIABILITIES:
Payable for investments
purchased                      $ 3,440,508
Payable for shares
redeemed                           110,297
Income distribution
payable                            662,209
Accrued expenses                    19,910
TOTAL LIABILITIES                                  4,232,924
Net assets for 23,053,699
shares outstanding                             $ 243,367,922
NET ASSETS CONSIST OF:
Paid in capital                                $ 239,340,683
Net unrealized
appreciation of
investments                                        4,594,113
Accumulated net realized
loss on investments                                 (566,874)
TOTAL NET ASSETS                               $ 243,367,922
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$243,367,922 / 23,053,699
shares outstanding                                    $10.56


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 1999




INVESTMENT INCOME:
Interest                                                          $ 12,562,174
EXPENSES:
Investment advisory fee                         $   943,188
Administrative personnel
and services fee                                    177,791
Custodian fees                                       22,230
Transfer and dividend
disbursing agent fees and
expenses                                             43,940
Directors'/Trustees' fees                            13,746
Auditing fees                                        14,635
Legal fees                                            3,008
Portfolio accounting fees                            62,824
Shareholder services fee                            589,492
Share registration costs                             20,619
Printing and postage                                 19,986
Insurance premiums                                    2,219
Taxes                                                    75
Miscellaneous                                         5,517
TOTAL EXPENSES                                    1,919,270
WAIVERS:
Waiver of investment
advisory fee                   $  (129,436)
Waiver of shareholder
services fee                      (448,014)
TOTAL WAIVERS                                      (577,450)
Net expenses                                                         1,341,820
Net investment income                                               11,220,354
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                          3,035,974
Net change in unrealized
appreciation of
investments                                                         (6,084,113)
Net realized and
unrealized loss on
investments                                                         (3,048,139)
Change in net assets
resulting from operations                                         $  8,172,215


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





YEAR ENDED MAY 31                 1999                 1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $   11,220,354       $   10,907,474
Net realized gain on
investments ($3,035,974
and $2,288,603,
respectively, as computed
for federal tax purposes)            3,035,974            2,288,603
Net change in unrealized
appreciation                        (6,084,113)           1,866,127
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS            8,172,215           15,062,204
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                  (11,220,354)         (10,907,474  )
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             140,583,646          142,380,191
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,325,538            2,674,464
Cost of shares redeemed           (122,075,316)        (157,132,987  )
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        21,833,868          (12,078,332)
Change in net assets                18,785,729           (7,923,602)
NET ASSETS:
Beginning of period                224,582,193          232,505,795
End of period                   $  243,367,922       $  224,582,193


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $566,874, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:




EXPIRATION YEAR   EXPIRATION AMOUNT
2004                       $566,874


During the year, $167,296 was reclassified from accumulated net realized loss to paid-in capital to comply with the Code.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:




YEAR ENDED MAY 31             1999            1998
Shares sold                    13,101,446      13,361,560
Shares issued to
shareholders in payment of
distributions declared            309,954         250,950
Shares redeemed                 (11,372,404)  (14,750,789)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              2,038,996      (1,138,279)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $167,685,000 and $189,855,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:




Purchases     $ 99,941,705
Sales         $ 77,222,297


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Trust's independent auditors. AA's reports on the Trust's financial statements for the fiscal years ended May 31, 1998, and May 31, 1999, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended May 31, 1998, and May 31, 1999, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in
Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Trust, by action of its Board of Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Trust's financial statements for the fiscal year ending May 31, 2000. During the Trust's fiscal years ended May 31, 1998, and May 31, 1999, neither the Trust nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

INTERMEDIATE MUNICIPAL TRUST

(FEDERATED INTERMEDIATE MUNICIPAL TRUST):

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Municipal Trust (an investment portfolio of Intermediate Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of May 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust, an investment portfolio of Intermediate Municipal Trust, as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

July 15, 1999

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust



JULY 31, 1999

A Statement of Additional Information (SAI) dated July 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
 Federated
 Federated Intermediate Municipal Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-4314

Cusip 458810108

8061702A-IS (7/99)

 [Graphic]





STATEMENT OF ADDITIONAL INFORMATION
Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Intermediate Municipal Trust (Fund), dated July 31, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

JULY 31, 1999

 [Graphic]
Federated
World-Class Investment Manager
Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor



8061702B (7/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  4

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  5

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  11

Investment Ratings  13

Addresses  16



How is the Fund Organized?



The Fund is a diversified portfolio of Intermediate Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 31, 1985. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities in addition to those described in the prospectus, for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds including funds affiliated with the Fund's Adviser.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks.



The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

The Fund may buy and sell interest rate and index financial futures contracts.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following types of securities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held. Liquidity risks also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT POLICIES

The Fund pursues its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities with an average weighted maturity of not less than three nor more than ten years.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

BORROWING

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any such borrowings as soon as possible.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities except for delayed-delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party (including the issuer of a participation interest).

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.



INVESTING IN COMMODITIES



The Fund will not purchase or sell commodities or commodity contracts.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective and policies.

DEALING IN PUTS AND CALLS

The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 10% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.



The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



ACQUIRING SECURITIES

The Fund will not acquire the voting securities of any issuer for the purpose of exercising control.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid.



CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Under the diversification limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no present intent to borrow money, pledge securities, or purchase put options during the coming year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

* Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS



Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.



Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.



As of July 1, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares: Hubco, Birmingham, AL owned approximately 2,451,221 Shares (10.98%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of one fund and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of July 1, 1999 the Fund's Board and Officers as a group approximately 888,734 (3.98%) of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME                                                                                                     TOTAL
BIRTH DATE                                                                                 AGGREGATE     COMPENSATION
ADDRESS                                PRINCIPAL OCCUPATIONS                               COMPENSATION  FROM TRUST AND
POSITION WITH TRUST                    FOR PAST FIVE YEARS                                 FROM TRUST    FUND COMPLEX
JOHN F. DONAHUE*#+                     Chief Executive Officer                                       $0  $0 for the Trust and
Birth Date: July 28, 1924              and Director or Trustee of                                        54 other investment
Federated Investors Tower              the Federated Fund                                                companies in the
1001 Liberty Avenue                    Complex; Chairman and                                             Fund Complex
Pittsburgh, PA                         Director, Federated
CHAIRMAN and TRUSTEE                   Investors, Inc.; Chairman
                                       and Trustee, Federated Investment
                                       Management Company; Chairman and
                                       Director, Federated Investment Counseling
                                       and Federated Global Investment
                                       Management Corp.; Chairman, Passport
                                       Research, Ltd.
THOMAS G. BIGLEY                       Director or Trustee of the Federated Fund              $1,139.77  $113,860.22 for the Trust
Birth Date: February 3, 1934           Complex; Director, Member of Executive                            and 54 other investment
15 Old Timber Trail                    Committee, Children's Hospital of Pittsburgh;                     companies in the
Pittsburgh, PA                         Director, Robroy Industries, Inc. (coated steel                   Fund Complex
TRUSTEE                                conduits/computer storage equipment);
                                       formerly: Senior Partner, Ernst & Young
                                       LLP; Director, MED 3000 Group, Inc.;
                                       (physician practice management);
                                       Director, Member of Executive Committee,
                                       University of Pittsburgh.
JOHN T. CONROY, JR.                    Director or Trustee of the Federated Fund              $1,253.94  $125,264.48 for the Trust
Birth Date: June 23, 1937              Complex; President, Investment Properties                         and 54 other investment
Wood/Commercial Dept.                  Corporation; Senior Vice President,                               companies in the
John R. Wood Associates, Inc. Realtors John R. Wood and Associates, Inc., Realtors;                      Fund Complex
3255 Tamiami Trial North               Partner or Trustee in private real estate ventures
Naples, FL                             in Southwest Florida; formerly: President,
TRUSTEE                                Naples Property Management, Inc. and
                                       Northgate Village Development Corporation.
JOHN F. CUNNINGHAM++                   Director or Trustee of some of the Federated             $284.20  $0 for the Trust and
Birth Date: March 5, 1943              Fund Complex; Chairman, President and Chief                       40 other investment
353 El Brillo Way                      Executive Officer, Cunningham & Co., Inc. ;                       companies in the
Palm Beach, FL                         (strategic business consulting); Trustee                          Fund Complex
TRUSTEE                                Associate, Boston College; Director, EMC
                                       Corporation (computer storage systems);
                                       formerly: Director, Redgate Communications.
                                       Previous Positions: Chairman of the Board and
                                       Chief Executive Officer, Computer Consoles,
                                       Inc.; President and Chief Operating Officer,
                                       Wang Laboratories; Director, First National
                                       Bank of Boston; Director, Apollo Computer, Inc.
LAWRENCE D. ELLIS, M.D.*               Director or Trustee of the Federated Fund              $1,139.77  $113,860.22 for the Trust
Birth Date: October 11, 1932           Complex; Professor of Medicine, University of                     and 54 other investment
3471 Fifth Avenue                      Pittsburgh; Medical Director, University of                       companies in the
Suite 1111                             Pittsburgh Medical Center - Downtown;                             Fund Complex
Pittsburgh, PA                         Hematologist, Oncologist, and Internist,
TRUSTEE                                University of Pittsburgh Medical Center;
                                       Member, National Board of Trustees, Leukemia
                                       Society of America.
PETER E. MADDEN                        Director or Trustee of the Federated Fund              $1,009.31  $113,860.22 for the Trust
Birth Date: March 16, 1942             Complex; formerly: Representative,                                and 54 other investment
One Royal Palm Way                     Commonwealth of Massachusetts General                             companies in the
100 Royal Palm Way                     Court; President, State Street Bank and Trust                     Fund Complex
Palm Beach, FL                         Company and State Street Corporation.
TRUSTEE                                Previous Positions: Director, VISA USA and
                                       VISA International; Chairman and
                                       Director, Massachusetts Bankers
                                       Association; Director, Depository Trust
                                       Corporation.; Director, The Boston Stock
                                       Exchange.

NAME                                                                                                     TOTAL
BIRTH DATE                                                                                 AGGREGATE     COMPENSATION
ADDRESS                                PRINCIPAL OCCUPATIONS                               COMPENSATION  FROM TRUST AND
POSITION WITH TRUST                    FOR PAST FIVE YEARS                                 FROM TRUST    FUND COMPLEX
CHARLES F. MANSFIELD, JR.++            Director or Trustee of some                              $284.20  $0 for the Trust and
Birth Date: April 10, 1945             of the Federated Fund                                             43 other investment
80 South Road                          Complex; Management                                               companies in the
Westhampton Beach, NY                  Consultant.                                                      Fund Complex
TRUSTEE                                Previous Positions: Chief
                                       Executive Officer, PBTC International
                                       Bank; Partner, Arthur Young & Company
                                       (now Ernst & Young LLP); Chief Financial
                                       Officer of Retail Banking Sector, Chase
                                       Manhattan Bank; Senior Vice President,
                                       Marine Midland Bank; Vice President,
                                       Citibank; Assistant Professor of Banking
                                       and Finance, Frank G. Zarb School of
                                       Business, Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#     Director or Trustee of the Federated Fund              $1,196.91  $113,860.22 for the Trust
Birth Date: December 20, 1932          Complex; President, Law Professor, Duquesne                       and 54 other investment
President, Duquesne University         University; Consulting Partner, Mollica &                         companies in the
Pittsburgh, PA                         Murray.; Director, Michael Baker Corp.                            Fund Complex
TRUSTEE                                (engineering, construction, operations, and
                                       technical services).
                                       Previous Positions: Dean and Professor of Law,
                                       University of Pittsburgh School of Law; Dean
                                       and Professor of Law, Villanova University
                                       School of Law.
MARJORIE P. SMUTS                      Director or Trustee of the Federated Fund              $1,139.77  $113,860.22 for the Trust
Birth Date: June 21, 1935              Complex; Public Relations/Marketing/                              and 54 other investment
4905 Bayard Street                     Conference Planning.                                              companies in the
Pittsburgh, PA                         Previous Positions: National Spokesperson,                        Fund Complex
TRUSTEE                                Aluminum Company of America; television
                                       producer; business owner.
JOHN S. WALSH++                        Director or Trustee of some of the Federated             $284.20  $0 for the Trust and
Birth Date: November 28, 1957          Fund Complex; President and Director, Heat                        41 other investment
2007 Sherwood Drive                    Wagon, Inc. (manufacturer of construction                         companies in the
Valparaiso, IN                         temporary heaters); President and Director,                       Fund Complex
TRUSTEE                                Manufacturers Products, Inc. (distributor of
                                       portable construction heaters); President,
                                       Portable Heater Parts, a division of
                                       Manufacturers Products, Inc.; Director, Walsh &
                                       Kelly, Inc. (heavy highway contractor); formerly:
                                       Vice President, Walsh & Kelly, Inc.
GLEN R. JOHNSON                        Trustee, Federated Investors, Inc.; staff                     $0  $0 for the Trust and
Birth Date: May 2, 1929                member, Federated Securities Corp.                                8 other investment
Federated Investors Tower                                                                                companies in the
1001 Liberty Avenue                                                                                      Fund Complex
Pittsburgh, PA
PRESIDENT
J. CHRISTOPHER DONAHUE+                President or Executive Vice President of the                  $0  $0 for the Trust and
Birth Date: April 11, 1949             Federated Fund Complex; Director or Trustee of                    16 other investment
Federated Investors Tower              some of the Funds in the Federated Fund                           companies in the
1001 Liberty Avenue                    Complex; President and Director, Federated                        Fund Complex
Pittsburgh, PA                         Investors, Inc.; President and Trustee, Federated
EXECUTIVE VICE PRESIDENT               Investment Management Company; President
                                       and Director, Federated Investment Counseling
                                       and Federated Global Investment Management
                                       Corp.; President, Passport Research, Ltd.;
                                       Trustee, Federated Shareholder Services
                                       Company; Director, Federated Services
                                       Company.
EDWARD C. GONZALES                     Trustee or Director of some of the Funds in the               $0  $0 for the Trust and
Birth Date: October 22, 1930           Federated Fund Complex; President, Executive                      1 other investment
Federated Investors Tower              Vice President and Treasurer of some of the                       company in the
1001 Liberty Avenue                    Funds in the Federated Fund Complex; Vice                         Fund Complex
Pittsburgh, PA                         Chairman, Federated Investors, Inc.; Vice
EXECUTIVE VICE PRESIDENT               President, Federated Investment Management
                                       Company and Federated Investment
                                       Counseling, Federated Global Investment
                                       Management Corp. and Passport Research,
                                       Ltd.; Executive Vice President and Director,
                                       Federated Securities Corp.; Trustee, Federated
                                       Shareholder Services Company.
JOHN W. MCGONIGLE                      Executive Vice President and Secretary of the                 $0  $0 for the Trust and
Birth Date: October 26, 1938           Federated Fund Complex; Executive Vice                            54 other investment
Federated Investors Tower              President, Secretary, and Director, Federated                     companies in the
1001 Liberty Avenue                    Investors, Inc.; Trustee, Federated Investment                    Fund Complex
Pittsburgh, PA                         Management Company; Director, Federated
EXECUTIVE VICE PRESIDENT               Investment Counseling and Federated Global
and SECRETARY                          Investment Management Corp.; Director,
                                       Federated Services Company; Director,
                                       Federated Securities Corp.
RICHARD J. THOMAS                      Treasurer of the Federated Fund Complex; Vice                 $0  $0 for the Trust and
Birth Date: June 17, 1954              President - Funds Financial Services Division,                    54 other investment
Federated Investors Tower              Federated Investors, Inc.; formerly: various                      companies in the
1001 Liberty Avenue                    management positions within Funds Financial                       Fund Complex
Pittsburgh, PA                         Services Division of Federated Investors, Inc.
TREASURER

NAME                                                                                                     TOTAL
BIRTH DATE                                                                                 AGGREGATE     COMPENSATION
ADDRESS                                PRINCIPAL OCCUPATIONS                               COMPENSATION  FROM TRUST AND
POSITION WITH TRUST                    FOR PAST FIVE YEARS                                 FROM TRUST    FUND COMPLEX
RICHARD B. FISHER                      President or Vice                                             $0  $0 for the Trust and
Birth Date: May 17, 1923               President of some of the                                          6 other investment
Federated Investors Tower              Funds in the Federated Fund                                       companies in the
1001 Liberty Avenue                    Complex; Director or                                              Fund Complex
Pittsburgh, PA                         Trustee of some of the
VICE PRESIDENT                         Funds in the Federated Fund
                                       Complex; Executive Vice
                                       President, Federated
                                       Investors, Inc.; Chairman
                                       and Director, Federated
                                       Securities Corp.
WILLIAM D. DAWSON, III                 Chief Investment Officer of this Fund and                     $0  $0 for the Trust and
Birth Date: March 3, 1949              various other Funds in the Federated Fund                         41 other investment
Federated Investors Tower              Complex; Executive Vice President, Federated                      companies in the
1001 Liberty Avenue                    Investment Counseling, Federated Global                           Fund Complex
Pittsburgh, PA                         Investment Management Corp., Federated
CHIEF INVESTMENT OFFICER               Investment Management Company and
                                       Passport Research, Ltd.; Registered
                                       Representative, Federated Securities
                                       Corp.; Portfolio Manager, Federated
                                       Administrative Services; Vice President,
                                       Federated Investors, Inc.; formerly:
                                       Executive Vice President and Senior Vice
                                       President, Federated Investment
                                       Counseling Institutional Portfolio
                                       Management Services Division; Senior Vice
                                       President, Federated Investment
                                       Management Company and Passport Research,
                                       Ltd.
J. SCOTT ALBRECHT                      J. Scott Albrecht has been the Fund's portfolio               $0  $0 for the Trust and
Birth Date: June 1, 1960               manager since July 1995. He is Vice President                     1 other investment
Federated Investors Tower              of the Fund. Mr. Albrecht joined Federated in                     company in the
1001 Liberty Avenue                    1989. He has been a Senior Portfolio Manager                      Fund Complex
Pittsburgh, PA                         since 1997 and a Vice President of the Fund's
VICE PRESIDENT                         Adviser since 1994. He was a Portfolio Manager
                                       from 1994 to 1996. Mr. Albrecht is a Chartered
                                       Financial Analyst and received his M.S. in Public
                                       Management from Carnegie Mellon University.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountant for the Fund, Arthur Andersen LLP, plans and performs its audit so it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED
MAY 31                     1999       1998       1997
Advisory Fee Earned        $943,188   $878,186   $872,976
Advisory Fee Waiver         129,436    139,532    158,880
Brokerage Commissions          None       None       None
Administrative Fee          177,791    165,651    164,874
SHAREHOLDER SERVICES FEE    141,478          -          -



How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and ten-year periods ended May 31, 1999.

Yield and Tax-Equivalent Yield given for the 30-day period ended May 31, 1999.



                       30-DAY PERIOD    1 YEAR     5 YEARS     10 YEARS
Total Return                            3.59%      5.22%       6.29%
Yield                  4.08%
Tax-Equivalent Yield   6.75%



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD AND EFFECTIVE YIELD



The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAXABLE YIELD EQUIVALENT FOR 1999 MULTISTATE MUNICIPAL FUND
FEDERAL INCOME TAX BRACKET: 15.00%        28.00%            31.00%             36.00%             39.60%
Joint Return                $1-43,050     $43,051-104,050   $104,051-158,550   $158,551-283,150   Over 283,150
Single Return               $1-25,750      $25,751-62,450    $62,451-130,250   $130,251-283,150   Over 283,150
TAX EXEMPT YIELD:           TAXABLE YIELD EQUIVALENT:
1.00%                       1.18%          1.39%             1.45%              1.56%              1.66%
1.50%                       1.76%          2.08%             2.17%              2.34%              2.48%
2.00%                       2.35%          2.78%             2.90%              3.13%              3.31%
2.50%                       2.94%          3.47%             3.62%              3.91%              4.14%
3.00%                       3.53%          4.17%             4.35%              4.69%              4.97%
3.50%                       4.12%          4.86%             5.07%              5.47%              5.79%
4.00%                       4.71%          5.56%             5.80%              6.25%              6.62%
4.50%                       5.29%          6.25%             6.52%              7.03%              7.45%
5.00%                       5.88%          6.94%             7.25%              7.81%              8.28%
5.50%                       6.47%          7.64%             7.97%              8.59%              9.11%
6.00%                       7.06%          8.33%             8.70%              9.38%              9.93%
6.50%                       7.65%          9.03%             9.42%             10.16%             10.76%
7.00%                       8.24%          9.72%            10.14%             10.94%             11.59%
7.50%                       8.82%         10.42%            10.87%             11.72%             12.42%
8.00%                       9.41%         11.11%            11.59%             12.50%             13.25%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the intermediate municipal bond funds category in advertising and sales literature.



MORNINGSTAR INC.



Morningstar Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ - listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



LEHMAN BROTHERS SEVEN-YEAR GENERAL OBLIGATION MUNICIPAL BOND INDEX

Lehman Brothers Seven-Year General Obligation Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of four to six years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATION BOND INDEX

Lehman Brothers Five-Year State General Obligation Bond Index is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one-, three-, and twelve-month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

LEHMAN BROTHERS TEN-YEAR STATE GENERAL OBLIGATION BOND INDEX

Lehman Brothers Ten-Year State General Obligation Bond Index is an index comprised of the same issues noted above except that the maturities range between nine and eleven years. Index figures are total returns calculated for the same periods as listed above.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICES, INC., SHORT-TERM MUNICIPAL OBLIGATION
RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1-This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED INTERMEDIATE MUNICIPAL TRUST

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP

225 Franklin Street

Boston, MA 02110-2812



PART C.         OTHER INFORMATION

Item 23.          Exhibits:

                  (a) (i) Conformed copy of Declaration of Trust of the Registrant; (12) (ii) Conformed Copy of Amendment No.3 to Declaration of Trust of Registrant; (15)
                           (iii) Conformed Copy of Amendment No.5 to Declaration of Trust of Registrant; (15) (iv) Conformed Copy of Amendment No.6 to Declaration of Trust of Registrant;
                           (15)
                  (b) (i) Copy of Amended and Restated By-Laws of the Registrant; (18) (ii) Copy of Amendment to By-Laws of Registrant; (6) (iii) Copy of Amendment No.3 to By-Laws of the Registrant; (18) (iv) Copy of Amendment No. 4 to By-Laws of the Registrant; (18)
                           (v) Copy of Amendment No. 5 to By-Laws of the Registrant; (18) (vi) Copy of Amendment No. 6 to By-Laws of the Registrant; (18)
                  (c)      (i)      Copy of Specimen Certificate for Shares of
                                    Beneficial Interest of the Registrant; (2)
                           (ii)     Copy of Specimen Certificate for Shares of
                                    Beneficial Interest of Federated
                                    Intermediate Municipal Trust; (15)

                  (d)      (i)       Conformed copy of Investment Advisory
                                     Contract of the Registrant; (14)

(ii) Conformed copy of Exhibit A to the Investment Advisory Contract of the Registrant; (14)



2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed October 22, 1985 (File Nos. 2-98237 and 811-4314).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed July 26, 1988 (File Nos. 2-98237 and 811-4314).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 17, 1994 (File Nos. 2-98237 and 811-4314).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 27, 1994 (File Nos. 2-98237 and 811-4314).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed July 28, 1995 (File Nos. 2-98237 and 811-4314).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed July 27, 1998 (File Nos. 2-98237 and 811-4314).

                  (e) (i) Conformed copy of Distributor's Contract of the Registrant; (15) (ii) Conformed copy of Exhibit A to Distributor's Contract of the Registrant; (15) (iii) Conformed copy of Exhibit B to Distributor's Contract of the Registrant; (15) (iv) Conformed copy of Exhibit C to Distributor's Contract of the Registrant; (15) (v) Conformed copy of Exhibit D to Distributor's Contract of the Registrant; (15) (vi) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
                                    Agreement; Mutual Funds Service Agreement;
                                    and Plan Trustee/Mutual Funds Service
                                    Agreement from Item 24(b)(6) of the Cash
                                    Trust Series II Registration Statement on
                                    Form N-1A, filed with the Commission on July
                                    24, 1995. (File Numbers 33-38550 and
                                    811-6269).
                  (f)      Not applicable;

(g)  (i) Conformed copy of the Custodian Agreement of the Registrant; (14)

(ii) Conformed copy of Exhibit 1 to the Custodian  Agreement of the  Registrant;
     (15)

(iii) Conformed copy of Custodian Fee Schedule; (17)

(h) (i) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                      Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A,filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).













14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 20 on Form N1-A filed July 27, 1994 (File Nos. 2-98237 and 811-4314).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed July 28, 1995 (File Nos. 2-98237 and 811-4314).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed May 26, 1998 (File Nos. 2-98237 and 811-4314).

(ii) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (19)

         (iii) Conformed copy of Amended and Restated
         Shareholder Services Agreement; (17) (iv) The responses described in Item 23(e)(vi)are hereby incorporated by reference.

(i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
(j)      Conformed copy of Consent of Independent Public Accountants; +
(k)      Not applicable;
(l)      Conformed copy of Initial Capital Understanding; (3)
(m)      Not applicable;
(n)      Not applicable;
(o)      Conformed copy of Power of Attorney of the Registrant; (19)
(ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (19)
         (iii) Conformed copy of Power of Attorney of Trustee of the Registrant; (19) (iv) Conformed copy of Power of Attorney of Trustee of the Registrant; (19) (v)
         Conformed copy of Power of Attorney of Trustee of the Registrant; (19)












+        All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed October 22, 1985 (File Nos. 2-98237 and 811-4314).

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed December 19, 1985 (File Nos. 2-98237 and 811-4314).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed May 26, 1998 (File Nos. 2-98237 and 811-4314).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed May 27, 1999 (File Nos. 2-98237 and 811-4314).


Item 24.          Persons Controlled by or Under Common Control with Fund:

                  None

Item 25.          Indemnification:  (1)

Item 26.          Business and Other Connections of the Investment Adviser

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:               William D. Dawson, III
                                                       Henry A. Frantzen
                                J. Thomas Madden

              Senior Vice Presidents:                  Joseph M. Balestrino
                                                       David A. Briggs
                                                       Drew J. Collins
                                                       Jonathan C. Conley
                                                       Deborah A. Cunningham
                                                       Michael P. Donnelly
                                                       Mark E. Durbiano
                                                       Jeffrey A. Kozemchak
                                                       Sandra L. McInerney
                                                       Susan M. Nason
                                                       Mary Jo Ochson
                                                       Robert J. Ostrowski

              Vice Presidents:                         Todd A. Abraham
                                                       J. Scott Albrecht
                                                       Arthur J. Barry
                                                       Randall S. Bauer
                                                       G. Andrew Bonnewell
                                                       David A. Briggs




1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N1-A filed June 4, 1985 (File Nos. 2-98237 and 811-4314).

                                Micheal W. Casey
                                Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

              Assistant Vice Presidents:              Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

              Secretary:                              G. Andrew Bonnewell

              Treasurer:                              Thomas R. Donahue

              Assistant Secretaries:                  Thomas R. Donahue
                                                      Richard B. Fisher

              Assistant Treasurer:                    Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.          Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant,  acts as principal  underwriter for the following ........  open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.





                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief Executive                      Vice President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer, Asst. Secretary
Pittsburgh, PA 15222-3779                  and Asst. Treasurer,
                                           Federated Securities Corp.

Arthur L. Cherry                           Director                                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                         --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                         --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                       Executive Vice
Federated Investors Tower                  Federated Securities Corp.                     President
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        Assistant
Federated Investors Tower                  Federated Securities Corp.                     Secretary
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





                  (c)

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section
                  31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Registrant                                           Federated Investors Tower
                                                                       1001 Liberty Avenue
                                                                       Pittsburgh, PA  15222-3779

       (Notices should be sent to the Agent for Services at above address)

                                                                       Federated Investors Funds
                                                                       5800 Corporate Drive
                                                                       Pittsburgh, PA  15237-7000

                  Federated Shareholder Services                       P.O. Box 8600
                  Company                                              Boston, MA 02266-8600
                  ("Transfer Agent, Dividend
                  Disbursing Agent and
                  Portfolio Recordkeeper")

                  Federated Services Company                           Federated Investors Tower
                  ("Administrator")                                    1001 Liberty Avenue
                                                                       Pittsburgh, PA  15222-3779

                  Federated Investment Management                      Federated Investors Tower
                  Company                                              1001 Liberty Avenue
                  ("Adviser")                                          Pittsburgh, PA  15222-3779

                  State Street Bank and Trust                          P.O. Box 8600
                  Company                                              Boston, MA  02266-8600
                  ("Custodian")


Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INTERMEDIATE MUNICIPAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of July, 1999.

                          INTERMEDIATE MUNICIPAL TRUST

                           BY: /s/Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           July 26, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/Leslie K. Ross                           Attorney In Fact                    July 26, 1999
      Leslie K. Ross                              For the Persons
      ASSISTANT SECRETARY                         Listed Below


      NAME                                           TITLE

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Glen R. Johnson*                                  President

Richard J. Thomas*                                Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

William D. Dawson, III*                           Chief Investment Officer

Thomas G. Bigley*                                 Trustee

John T. Conroy, Jr.*                              Trustee

John F. Cunningham*                               Trustee

Lawrence D. Ellis, M.D.*                          Trustee

Peter E. Madden*                                  Trustee

Charles F. Mansfield, Jr.*                        Trustee

John E. Murray, Jr.*                              Trustee

Marjorie P. Smuts*                                Trustee

John S. Walsh*                                    Trustee

*By Power of Attorney